Statutory Results (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Statutory Accounting Practices Disclosure

Statutory Net Income (Loss)
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020

Combined statutory net income (loss)	$441	$(426)	$(2)	$245

Statutory Capital
	Successor Company
	December 31, 2022	December 31, 2021
Statutory capital [1]	$2,738	$2,153
[1]    The Company relies upon a prescribed practice allowed by Connecticut state laws that allow the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. The benefit from this prescribed practice was approximately $40 and $29 as of December 31, 2022 (Successor Company) and 2021 (Successor Company), respectively.